INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES

The tax effects of significant items comprising the Company’s deferred taxes as of December 31 are as follows:

	December 31,
	2024	2023
Deferred Tax Assets
Reserves	$88,630	$74,283
Deferred Wages	88,795	93,745
Lease Liability	894,703	1,005,696
Net Operating Loss Carryforwards	14,036,687	11,250,985
Credit Carryforwards	191,979	164,796
Fixed Asset Basis	996,625	1,016,323
Restricted Stock Units	1,110,471	—
Other Carryforwards	124,945	55,584
Total Deferred Tax Assets	17,532,835	13,661,412
Less: Valuation Allowance	(13,444,812)	(10,309,361)
Deferred Tax Liabilities
Investment in Flavored Bourbon LLC	(3,242,634)	(2,511,373)
Right-of-Use Assets	(749,791)	(840,677)
Intangible Assets	(95,598)	—
Total Deferred Tax Liabilities	(4,088,023)	(3,352,050)
Net Deferred Tax Assets	$—	$—

SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION

The effective tax rate of the Company’s provision (benefit) for income taxes differs from the federal statutory rate as follows:

	For the Years Ended December 31,
	2024	2023
Effective Tax Rate Reconciliation
Statutory Rate	21.00%	21.00%
State Taxes	(32.56)%	0.72%
Change in Fair Value of Warrants and Convertible Notes	(430.87)%	(13.13)%
Change in Valuation Allowance	453.62%	(7.83)%
Prior Year State Tax True-ups	(10.52)%	0.00%
Officers Life Insurance	1.65%	0.00%
Permanent Items - Other	3.85%	(0.13)%
Tax Credits	(3.78)%	0.00%
True-ups/Other	(1.12)%	(0.64)%
Total	1.27%	0.00%